FINANCING (INCOME) EXPENSES, NET (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
FINANCING (INCOME) EXPENSES, NET [Abstract]
Linkage difference on principal of loans from stockholders	$ 3,485	$ 4,628	$ 5,869	$ (8,733)	$ 24,934	$ 15,909	$ 10,617	$ 182,918
Exchange rate differences	3,125	14,915	3,950	8,728	(4,638)	(51,844)	18,210	220,063
Stock-based interest compensation to holders of convertible notes (see Note 10C)						1,214,943		1,214,943
Interest expenses on credit from banks and other	1,285	385	3,567	3,764	10,597	17,987	3,205	(22,906)
Interest expenses and other, related to convertible notes						200,812		200,812
Change in the fair value of warrants with round-down protection	(24,512)		(43,051)					(24,512)
Total financing (income) expenses, net	$ (16,617)	$ 19,928	$ (29,665)	$ 21,071	$ 30,893	$ 1,397,807	$ 32,032	$ 1,771,318